CORPORATE BORROWINGS - Schedule of Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 13,562	$ 12,214
Revolving facilities	767	31
Deferred financing costs	(97)	(85)
Total	$ 14,232	12,160
Canadian Term Debt Maturing On March 8, 2024
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.04%
Book value of borrowings	$ 0	377
U.S. Term Debt Maturing On April 01, 2024
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Book value of borrowings	$ 0	200
U.S. Term Debt Maturing On January 15, 2025
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Book value of borrowings	$ 500	500
Canadian Term Debt Maturing On January 28, 2026
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.82%
Book value of borrowings	$ 592	645
U.S. Term Debt Maturing On June 2, 2026
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.25%
Book value of borrowings	$ 499	499
Canadian Term Debt Maturing On March 16, 2027
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.80%
Book value of borrowings	$ 348	377
Canadian Term Debt Maturing On January 25, 2028
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.90%
Book value of borrowings	$ 1,064	1,067
U.S. Term Debt Maturing On March 29, 2029
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.85%
Book value of borrowings	$ 999	999
U.S. Term Debt Maturing On April 15, 2030
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.35%
Book value of borrowings	$ 750	750
U.S. Term Debt Maturing On April 15, 2031
Disclosure of detailed information about borrowings [line items]
Annual Rate	2.72%
Book value of borrowings	$ 500	500
U.S. Term Debt Maturing On January 30, 2032
Disclosure of detailed information about borrowings [line items]
Annual Rate	2.34%
Book value of borrowings	$ 600	600
U.S. Term Debt Maturing On March 1, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	7.38%
Book value of borrowings	$ 250	250
Canadian Term Debt Maturing On June 14, 2035
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.95%
Book value of borrowings	$ 294	319
JPY Term Debt Maturing On December 1, 2038
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.42%
Book value of borrowings	$ 64	71
U.S. Term Debt Maturing On September 20, 2047 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.70%
Book value of borrowings	$ 902	902
U.S. Term Debt Maturing On April 15, 2050
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.45%
Book value of borrowings	$ 595	595
U.S. Term Debt Maturing On March 30, 2051
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Book value of borrowings	$ 757	758
U.S. Term Debt Maturing On October 16, 2080
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.63%
Book value of borrowings	$ 400	400
Canadian Term Debt Maturing On December 14, 20232
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.43%
Book value of borrowings	$ 695	755
U.S. Term Debt Maturing On February 15, 2052
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.63%
Book value of borrowings	$ 400	400
U.S. Term Debt Maturing On June 14, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.09%
Book value of borrowings	$ 550	550
U.S. Term Debt Maturing On January 5, 2024
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.35%
Book value of borrowings	$ 700	700
U.S. Term Debt Maturing on March 04, 2054 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.97%
Book value of borrowings	$ 953	0
U.S. Term Debt Maturing January 15, 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.68%
Book value of borrowings	$ 450	0
U.S. Term Debt Maturing on January 15, 2055 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.30%
Book value of borrowings	$ 700	$ 0